CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income for the year	$ 61,566	$ 38,600
Mine restoration provisions settled (Note 11)	(320)	(153)
Non-cash charges (Note 17)	109,818	245,434
Changes in non-cash working capital (Note 17)	(39,681)	2,011
Proceeds from prepaid sales (Note 13)	30,000	120,000
Changes in long-term value added tax receivables	(6,383)	5,919
Cash provided by operating activities	155,000	411,811
Financing activities
Common shares issued for cash on exercise of stock options (Note 12)	26,503	39,758
Common shares issued under At-The-Market offering, net of issuance costs (Note 12)	0	44,467
Interest and commitment fees paid	(20,623)	(18,336)
Restricted cash movement	(8,085)	(1,319)
Cash provided by financing activities	193,022	40,470
Investing activities
Purchase of non-controlling interest	(1,500)	(6,000)
Other	748	2,137
Cash used by investing activities	(346,843)	(391,847)
Increase in cash and cash equivalents	1,179	60,434
Effect of exchange rate changes on cash and cash equivalents	1,618	(906)
Cash and cash equivalents, beginning of year	144,671	85,143
Cash and cash equivalents, end of year	147,468	144,671
Fekola
Investing activities
Expenditures on mining interests, pre-construction	(73,387)	0
Expenditures on mining interests, prefeasibility and exploration and development	(8,441)	(3,698)
Otjikoto
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(1,220)	(1,994)
Masbate
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(4,668)	(4,492)
Libertad
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(6,751)	(4,269)
Limon
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(6,362)	(3,453)
Gramalote
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(11,967)	(11,784)
Other
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(53,673)	(37,036)
Lynn Lake Royalty
Investing activities
Cash proceeds from sale of Lynn Lake royalty, net of transaction costs (Note 8)	6,593	0
Revolving credit facility:
Financing activities
Revolving credit facility, drawdowns net of transaction costs (Note 10)	145,341	100,000
Repayment of revolving credit facility (Note 10)	0	(125,000)
Fekola Equipment Loan Facility
Financing activities
Repayments of equipment loans	(6,648)	0
Proceeds from borrowings net of transaction costs	54,025	0
Otjikoto Equipment Loan Facility
Financing activities
Repayments of equipment loans	(9,697)	(8,360)
Proceeds from borrowings net of transaction costs	6,085	11,043
Masbate Equipment Loan Facility
Financing activities
Repayments of equipment loans	(437)	0
Proceeds from borrowings net of transaction costs	8,114	0
Nicaraguan equipment loans
Financing activities
Repayments of equipment loans	(1,556)	(1,783)
Mining property | Fekola
Investing activities
Expenditures on mining interests, construction	(222,395)	(241,739)
Expenditures on mining interests, development and sustaining capital	(4,423)	0
Mining property | Otjikoto
Investing activities
Expenditures on mining interests, development and sustaining capital	(41,172)	(39,241)
Mining property | Masbate
Investing activities
Expenditures on mining interests, development and sustaining capital	(52,587)	(31,892)
Mining property | Libertad
Investing activities
Expenditures on mining interests, development and sustaining capital	(23,806)	(18,543)
Mining property | Limon
Investing activities
Expenditures on mining interests, development and sustaining capital	$ (16,048)	$ (7,749)